Loans Payable (Details) - USD ($)				12 Months Ended
	Dec. 12, 2022	Jan. 06, 2022	Sep. 23, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 27, 2020
Loans Payable (Details) [Line Items]
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]								Finance lease liability
Interest expense					$ 241,890	$ 237,505	$ 215,003
Original cost of asset				$ 77,444
Accumulated depreciation				32,794
Disposal lease liability				34,038
Disposal of net book value of asset				44,650
Loss on disposal				1,680
Loan facility amount	$ 200,000	$ 1,500,000	$ 1,000,000
Interest rate percentage	0.00%	6.00%	6.00%
Vehicles [Member] | Related Party [Member]
Loans Payable (Details) [Line Items]
Gross proceeds				$ 42,970